Marketable debt securities - Structured bank bonds (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities
Total financial liabilities	$ 1,299,114	$ 1,259,588
Debt instruments
Financial liabilities
Total financial liabilities	114,457	103,062
Structured bank bonds
Financial liabilities
Financial liabilities	4,797	5,371
Accrued interest		5
Total financial liabilities	4,797	5,376
Structured bank bonds March 17, 2022 - One
Financial liabilities
Financial liabilities	7
Structured bank bonds March 17, 2022 - Two
Financial liabilities
Financial liabilities	54
Structured bank bonds March 26, 2021
Financial liabilities
Financial liabilities	$ 56
Rate (as a percent)	9.50%
Structured bank bonds March 17, 2022 - Three
Financial liabilities
Financial liabilities	$ 6
Structured bank bonds March 8, 2021
Financial liabilities
Financial liabilities	$ 159
Rate (as a percent)	9.50%
Structured bank bonds March 17, 2022 - Four
Financial liabilities
Financial liabilities	$ 2
Structured bank bonds February 23, 2021
Financial liabilities
Financial liabilities	46	40
Structured bank bonds May 24, 2021
Financial liabilities
Financial liabilities	30	55
Structured bank bonds March 16, 2021
Financial liabilities
Financial liabilities	6	5
Structured bank bonds November 9, 2020 - Two
Financial liabilities
Financial liabilities	212	201
Structured bank bonds April 23, 2021 - One
Financial liabilities
Financial liabilities	294	287
Structured bank bonds January 28, 2021
Financial liabilities
Financial liabilities	$ 156
Rate (as a percent)	10.00%
Structured bank bonds October 26, 2020
Financial liabilities
Financial liabilities	$ 441	430
Structured bank bonds October 23, 2020
Financial liabilities
Financial liabilities	773	742
Structured bank bonds November 5, 2020
Financial liabilities
Financial liabilities	9	8
Structured bank bonds June 26, 2020 - One
Financial liabilities
Financial liabilities	114
Structured bank bonds June 2, 2020 - Two
Financial liabilities
Financial liabilities	276
Structured bank bonds March 25, 2020
Financial liabilities
Financial liabilities	121
Structured bank bonds March 23, 2020
Financial liabilities
Financial liabilities	137
Structured bank bonds February 20, 2020 - Three
Financial liabilities
Financial liabilities	13
Structured bank bonds May 12, 2021
Financial liabilities
Financial liabilities	19	17
Structured bank bonds March 3, 2021 - Two
Financial liabilities
Financial liabilities	5	5
Structured bank bonds March 3, 2021 - One
Financial liabilities
Financial liabilities	24	23
Structured bank bonds December 14, 2020
Financial liabilities
Financial liabilities	180	154
Structured bank bonds November 23, 2020
Financial liabilities
Financial liabilities	115	118
Structured bank bonds September 25, 2020
Financial liabilities
Financial liabilities	$ 66
Rate (as a percent)	2.50%
Structured bank bonds September 18, 2020
Financial liabilities
Financial liabilities	$ 20
Rate (as a percent)	2.50%
Structured bank bonds June 26, 2020 - Two
Financial liabilities
Financial liabilities	$ 196
Rate (as a percent)	4.00%
Structured bank bonds June 15, 2020
Financial liabilities
Financial liabilities	$ 30
Structured bank bonds March 27, 2020 - One
Financial liabilities
Financial liabilities	$ 19
Rate (as a percent)	5.00%
Structured bank bonds March 27, 2020 - Two
Financial liabilities
Financial liabilities	$ 50
Rate (as a percent)	5.00%
Structured bank bonds February 20, 2020 - One
Financial liabilities
Financial liabilities	$ 11	16
Structured bank bonds September 1, 2020
Financial liabilities
Financial liabilities	$ 81
Rate (as a percent)	2.50%
Structured bank bonds September 30, 2020
Financial liabilities
Financial liabilities	$ 25
Rate (as a percent)	2.50%
Structured bank bonds January 29, 2020
Financial liabilities
Financial liabilities	$ 40
Rate (as a percent)	12.00%
Structured bank bonds January 27, 2020
Financial liabilities
Financial liabilities	$ 25
Rate (as a percent)	12.00%
Structured bank bonds January 24, 2020
Financial liabilities
Financial liabilities	$ 24
Rate (as a percent)	10.00%
Structured bank bonds January 21, 2020
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	12.00%
Structured bank bonds January 17, 2020
Financial liabilities
Financial liabilities	$ 105
Rate (as a percent)	13.00%
Structured bank bonds January 16, 2020 - One
Financial liabilities
Financial liabilities	$ 15
Rate (as a percent)	11.69%
Structured bank bonds January 16, 2020 - Two
Financial liabilities
Financial liabilities	$ 114
Rate (as a percent)	12.23%
Structured bank bonds January 16, 2020 - Three
Financial liabilities
Financial liabilities	$ 19
Rate (as a percent)	13.00%
Structured bank bonds January 16, 2020 - Four
Financial liabilities
Financial liabilities	$ 10
Rate (as a percent)	11.61%
Structured bank bonds January 14, 2020
Financial liabilities
Financial liabilities	$ 27
Rate (as a percent)	12.00%
Structured bank bonds January 10, 2020
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	14.50%
Structured bank bonds January 7, 2020
Financial liabilities
Financial liabilities	$ 40
Rate (as a percent)	10.48%
Structured bank bonds January 3, 2020 - One
Financial liabilities
Financial liabilities	$ 57
Rate (as a percent)	3.17%
Structured bank bonds January 3, 2020 - Two
Financial liabilities
Financial liabilities	$ 57
Rate (as a percent)	3.02%
Structured bank bonds October 15, 2019
Financial liabilities
Financial liabilities		$ 139
Rate (as a percent)		9.54%
Structured bank bonds January 4, 2019
Financial liabilities
Financial liabilities		$ 13
Rate (as a percent)		0.25%
Structured bank bonds January 14, 2019
Financial liabilities
Financial liabilities		$ 32
Rate (as a percent)		0.25%
Structured bank bonds January 18, 2019 - One
Financial liabilities
Financial liabilities		$ 27
Rate (as a percent)		0.25%
Structured bank bonds January 9, 2019
Financial liabilities
Financial liabilities		$ 10
Rate (as a percent)		11.00%
Structured bank bonds January 25, 2019
Financial liabilities
Financial liabilities		$ 16
Rate (as a percent)		0.25%
Structured bank bonds January 8, 2019
Financial liabilities
Financial liabilities		$ 40
Structured bank bonds January 10, 2019 - One
Financial liabilities
Financial liabilities		$ 24
Rate (as a percent)		12.00%
Structured bank bonds January 10, 2019 - Two
Financial liabilities
Financial liabilities		$ 25
Rate (as a percent)		12.00%
Structured bank bonds January 10, 2019 - Three
Financial liabilities
Financial liabilities		$ 60
Structured bank bonds January 3, 2019 - One
Financial liabilities
Financial liabilities		$ 39
Rate (as a percent)		6.34%
Structured bank bonds January 3, 2019 - Two
Financial liabilities
Financial liabilities		$ 70
Rate (as a percent)		12.23%
Structured bank bonds January 18, 2019
Financial liabilities
Financial liabilities		$ 10
Rate (as a percent)		12.00%
Structured bank bonds January 11, 2019
Financial liabilities
Financial liabilities		$ 59
Rate (as a percent)		5.81%
Structured bank bonds February 1, 2019
Financial liabilities
Financial liabilities		$ 25
Rate (as a percent)		0.25%
Structured bank bonds February 5, 2019
Financial liabilities
Financial liabilities		$ 15
Rate (as a percent)		11.00%
Structured bank bonds November 9, 2020 - One
Financial liabilities
Financial liabilities		$ 43
Structured bank bonds November 7, 2019
Financial liabilities
Financial liabilities		19
Structured bank bonds November 14, 2019
Financial liabilities
Financial liabilities		163
Structured bank bonds February 14, 2019
Financial liabilities
Financial liabilities		11
Structured bank bonds May 23, 2019
Financial liabilities
Financial liabilities		20
Structured bank bonds March 27, 2019 - One
Financial liabilities
Financial liabilities		11
Structured bank bonds April 3, 2019
Financial liabilities
Financial liabilities		18
Structured bank bonds April 26, 2019 - One
Financial liabilities
Financial liabilities		111
Structured bank bonds April 26, 2019 - Two
Financial liabilities
Financial liabilities		49
Structured bank bonds April 26, 2019 - Three
Financial liabilities
Financial liabilities		6
Structured bank bonds June 6, 2019 - One
Financial liabilities
Financial liabilities		1
Structured bank bonds June 6, 2019 - Two
Financial liabilities
Financial liabilities		27
Structured bank bonds June 6, 2019 - Three
Financial liabilities
Financial liabilities		212
Structured bank bonds June 6, 2019 - Four
Financial liabilities
Financial liabilities		57
Structured bank bonds September 4, 2019
Financial liabilities
Financial liabilities		99
Structured bank bonds December 19, 2019
Financial liabilities
Financial liabilities		14
Structured bank bonds October 3, 2019
Financial liabilities
Financial liabilities		21
Structured bank bonds June 26, 2019
Financial liabilities
Financial liabilities		10
Structured bank bonds September 25, 2019
Financial liabilities
Financial liabilities		91
Structured bank bonds October 16, 2019
Financial liabilities
Financial liabilities		94
Structured bank bonds February 21, 2019
Financial liabilities
Financial liabilities		117
Structured bank bonds December 27, 2019
Financial liabilities
Financial liabilities		37
Structured bank bonds February 20, 2020 - Two
Financial liabilities
Financial liabilities		15
Structured bank bonds March 5, 2019
Financial liabilities
Financial liabilities		19
Structured bank bonds March 1, 2019
Financial liabilities
Financial liabilities		55
Structured bank bonds March 27, 2019 - Two
Financial liabilities
Financial liabilities		29
Structured bank bonds June 2, 2020
Financial liabilities
Financial liabilities		263
Structured bank bonds March 25, 2019
Financial liabilities
Financial liabilities		527
Structured bank bonds November 22, 2019
Financial liabilities
Financial liabilities		68
Structured bank bonds June 27, 2019
Financial liabilities
Financial liabilities		15
Structured bank bonds June 24, 2019
Financial liabilities
Financial liabilities		117
Structured bank bonds May 29, 2019
Financial liabilities
Financial liabilities		120
Structured bank bonds July 11, 2019
Financial liabilities
Financial liabilities		10
Structured bank bonds July 30, 2019 - One
Financial liabilities
Financial liabilities		10
Structured bank bonds July 30, 2019 - Two
Financial liabilities
Financial liabilities		10
Structured bank bonds May 17, 2019
Financial liabilities
Financial liabilities		$ 177